INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Tax Benefit (Expense)
	Years ended December 31,
	2016	2017	2018
Income (Loss) before income tax
PRC	$(69,465)	$2,938,038	$10,535,785
Other jurisdictions	296,039	583,861	(5,628,096)

Total	226,574	3,521,899	4,907,689

Current tax expense
PRC	-	(11,926)	(553,859)
Other jurisdictions	(283,829)	(222,094)	(351,735)

Subtotal	(283,829)	(234,020)	(905,594)
Deferred tax benefit (expense)	-
PRC	-	1,402	748,490
Other jurisdictions	151,737	(89,450)	345,895

Subtotal	151,737	(88,048)	1,094,385

Total income tax benefit (expense)	$(132,092)	$(322,068)	$188,791

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities
	At December 31,
	2017	2018
Deferred tax assets:
Accrued expenses	$6,254	$10,632
Net operating losses	3,234,651	5,513,847
Unrealized internal profit	-	1,094,217
Other	55,282	27,990
Total gross deferred tax assets	3,296,187	6,646,686
Valuation allowance on deferred tax assets	(3,236,889)	(5,535,214)
Net deferred tax assets	$59,298	$1,111,472

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate
	Year ended December 31,
	2016	2017	2018
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	26%	(3)%	47%
Preferential tax rate (1)	-	(24)%	(53)%
Effect of different tax rate of subsidiaries	20%	(4)%	(7)%
Other	(13)%	(4)%	(16)%
Effective income tax rate	58%	(10)%	(4)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday
	Year ended December 31,
	2016	2017	2018

Preferential tax effect (1)	$-	$845,010	$2,609,975
Basic earnings per share from continuing operations effect - decrease	-	-	-
Diluted earnings per share from continuing operations effect - decrease	$-	$-	$-

(1)
Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity, and is 50% exempted from PRC CIT for another three years. In addition, certain solar power project entities in the western region of China enjoy preferential tax policies and are subject to a preferential tax rate of 15%.